PREPAID GOLD INTEREST (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID GOLD INTEREST
Summary of prepaid gold interest

Prepaid Gold Interest
Opening Balance, September 2021	$50,103
Gold deliveries	(3,711)
Change in fair value	1,310
Balance at December 31, 2021	47,702
Less: Current portion	(7,618)
Non-current portion	$40,084